Board of Directors	12 Months Ended
Dec. 31, 2021
Board of Directors
Board of Directors

(G.4)   Board of Directors

Executive Board

Memberships on supervisory boards and other comparable governing bodies of enterprises, other than subsidiaries of SAP, on December 31, 2021

Christian Klein

Chief Executive Officer

Corporate Development and Strategy, Security and Secrecy, Compliance

Supervisory Board, adidas AG, Herzogenaurach, Germany

Sabine Bendiek (from January 1, 2021)

Chief People & Operating Officer, Labor Relations Director

HR Strategy, Business Transformation, Leadership Development, Talent Development

Supervisory Board, Schaeffler AG, Herzogenaurach, Germany

Luka Mucic

Chief Financial Officer

Global Finance and Administration including Investor Relations, Internal Audit, Data Protection & Privacy, Business Process Intelligence, Sustainability

Supervisory Board, HeidelbergCement AG, Heidelberg, Germany

Juergen Mueller

Chief Technology Officer

Technology & Innovation

Technology and Innovation Strategy, SAP HANA Database, SAP Business Technology Platform, Analytics, Cloud Infrastructure

Supervisory Board, DFKI GmbH, Kaiserslautern, Germany

Scott Russell (from February 1, 2021)

Customer Success

Global Field Organization including Sales, Services, Partner Ecosystem, and Customer Engagement

Thomas Saueressig

SAP Product Engineering

Global Responsibility for all SAP Business Software Applications, Cloud Operations and Support, Cross-Development Functions, SAP Enterprise Adoption Organization

Julia White (from March 1, 2021)

Chief Marketing and Solutions Officer

Global Marketing, Corporate Communications, Government Affairs

Executive Board Members Who Left During 2021

Adaire Fox-Martin (until June 30, 2021, member of the Executive Board until January 31, 2021)

Supervisory Board

Memberships on supervisory boards and other comparable governing bodies of enterprises, other than subsidiaries of SAP, on December 31, 2021

Prof. Dr. h.c. mult. Hasso Plattner[2,4,6,8]

Chairperson

Lars Lamadé[1,2,4,8]

Deputy Chairperson (from January 1, 2022)

Head of Global Sponsorships

Supervisory Board, Rhein-Neckar Loewen GmbH, Kronau, Germany

Manuela Asche-Holstein (from July 8, 2021)[7]

Industry Advisor Expert

Member of the SAP Germany SE & Co. KG Works Council

Aicha Evans[2,4,6,7]

Chief Executive Officer and Member of the Board of Directors, Zoox, Inc., Foster City, CA, United States

Board of Directors, Joby Aviation LLC, Santa Cruz, CA, United States

Prof. Dr. Gesche Joost[4,7]

Professor for Design Research and Head of the Design Research Lab, Berlin University of the Arts, Berlin, Germany

Supervisory Board, Ottobock SE & Co. KGaA, Duderstadt, Germany
Supervisory Board, ING-DiBa AG, Frankfurt, Germany

Margret Klein-Magar[1,2,3,8]

Deputy Chairperson (until December 31, 2021)

Vice President, Head of SAP Alumni Relations

Chairperson of the Spokespersons’ Committee of Senior Managers of SAP SE

Monika Kovachka-Dimitrova[1,2,4,7]

Chief Operations Expert

Member of the SAP SE Works Council (Europe)

Peter Lengler (from August 10, 2021)[1,3,7]

Value Advisor Expert

Member of the SAP Germany SE & Co. KG Works Council and Member of the SAP SE Works Council (Europe)

Bernard Liautaud[2,4]

Managing Partner Balderton Capital, London, United Kingdom

Board of Directors, nlyte Software Ltd., London, United Kingdom (until October 5, 2021)

Board of Directors, Vestiaire Collective SA, Levallois-Perret, France (until April 2, 2021)

Board of Directors, Dashlane, Inc., New York, NY, United States

Board of Directors, Qubit Digital Ltd., London, United Kingdom (until October 10, 2021)

Board of Directors, Aircall.io, New York City, NY, United States

Board of Directors, Virtuo Technologies, Paris, France

Board of Directors, Peakon Aps, Copenhagen, Denmark (until March 9, 2021)

Board of Directors, Tim Talent SAS, Paris, France

Board of Directors, Citymapper Ltd., London, United Kingdom

Board of Directors, Toucan Toco SAS, Paris, France

Board of Directors, Traefik Labs SAS, Lyon, France

Board of Directors, Kili Technology SAS, Paris, France (from July 26, 2021)

Board of Directors, 2121 Atelier, Inc., Brooklyn, NY, United States (from November 18, 2021)

Board of Directors, Sweep SAS, Paris, France (from December 14, 2021)

Dr. Qi Lu4,7,8

CEO, MiraclePlus Ltd., Beijing, China

Board of Directors, Pinduoduo Inc., Shanghai, China

Chairperson of the Board of Directors, Pine Field Holding Limited, Cayman Islands

Chairperson of the Board of Directors, Pine Field Holding Limited, Hong Kong, China

Chairperson of the Board of Directors, Pine Field Ltd., Beijing, China

Gerhard Oswald[5,8]

Managing Director of Oswald Consulting GmbH, Walldorf, Germany

Advisory Board, TSG 1899 Hoffenheim Fußball-Spielbetriebs GmbH, Sinsheim, Germany

Christine Regitz[1,2,4,5,8]

Vice President, User Experience

Vice President, Head of Women in Tech@SAP

Dr. Friederike Rotsch2, [3,6,7,8]

Group General Counsel and Head of Group Legal & Compliance, Merck KGaA, Darmstadt, Germany

Heike Steck[1,4],5, 7, [8]

Senior Operations Manager

Member of the SAP SE Works Council and Member of the SAP SE Works Council (Europe)

Helmut Stengele (from October 29, 2021)

On Early Retirement

Dr. Rouven Westphal (from May 12, 2021)[3,5,6]

Member of the Executive Board of the Hasso Plattner Foundation, Potsdam, Germany, and Managing Director of the General Partner of HPC Germany GmbH & Co. KG, Potsdam, Germany

Advisory Board, Sharks Sports & Entertainment LLC, San José, CA, United States

Dr. Gunnar Wiedenfels[3,5]

Chief Financial Officer, Discovery, Inc., New York, NY, United States

Board of Directors, Motor Trend Group, LLC, El Segundo, CA, United States (until July 1, 2021)

Board of Directors, OWN LLC, West Hollywood, CA, United States

James Wright[1,3,4,5]

Chairperson of the SAP SE Works Council (Europe)

Supervisory Board Members Who Left During 2021

Pekka Ala-Pietilä (until May 12, 2021)

Panagiotis Bissiritsas (until July 7, 2021)

Christa Vergien-Knopf (until August 9, 2021)

Ralf Zeiger (until October 28, 2021)

1 Appointed by the SAP SE Works Council (Europe)
2 Member of the Company’s Personnel and Governance Committee
3 Member of the Company’s Audit and Compliance Committee
4 Member of the Company’s Technology and Strategy Committee
5 Member of the Company’s Finance and Investment Committee
6 Member of the Company’s Nomination Committee
7 Member of the Company’s People and Culture Committee
8 Member of the Company’s China Strategy Committee